Gold and Silver Bullion and Stream Inventory - Gold and Silver Bullion and Stream Ounces (Details) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026 USD ($) oz	Jun. 30, 2025 USD ($) oz	Jun. 30, 2026 USD ($) oz	Jun. 30, 2025 USD ($) oz	Dec. 31, 2025 USD ($) oz
Gold and Silver Bullion and Stream Inventory
Carrying value of gold and silver	$ 112.1		$ 112.1		$ 39.5
Stream ounces carrying value	0.5		0.5		$ 0.6
Cost of gold and silver bullion from royalties received in kind	60.8	$ 104.9	72.8	$ 128.0
Gross proceeds from sale of gold and silver	59.8	147.1	74.9	177.3
Gain (loss) on sale of gold and silver bullion	$ (1.0)	$ 42.2	$ 2.1	$ 49.3
Gold
Gold and Silver Bullion and Stream Inventory
Bullion received from royalty | oz	24,618		24,618		10,598
Silver
Gold and Silver Bullion and Stream Inventory
Bullion received from royalty | oz	17,010		17,010		13,980
Stream ounces inventory | oz	41,868	44,872	41,868	44,872
Stream ounces carrying value	$ 0.5	$ 0.6	$ 0.5	$ 0.6